Document And Entity Information	Dec. 20, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 20, 2023
Entity Registrant Name	First American Financial Corp
Entity Central Index Key	0001472787
Entity Emerging Growth Company	false
Entity File Number	001-34580
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1911571
Entity Address, Address Line One	1 First American Way
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707-5913
City Area Code	(714)
Local Phone Number	250-3000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value
Trading Symbol	FAF
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 2 amends the Current Report on Form 8-K filed by First American Financial Corporation (the “Company”) with the Securities and Exchange Commission (the “SEC“) on December 22, 2023 (the “Original Report”) and Amendment No. 1 thereto filed by the Company with the SEC on December 29, 2023 (“Amendment No. 1”).